Other Income	12 Months Ended
Dec. 31, 2012
OTHER INCOME [Abstract]
Other Income
5.	OTHER INCOME

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Government financial incentives	232,302	184,961	146,273
Foreign exchange (loss) / gain	(5,164)	25,852	(3,408)
Loss recognized on foreign currency forward contracts (Note 22)	—	—	(22,476)
Bank charges	(410)	(10,296)	(18,823)
Donation expenses	(5,812)	(1,092)	(182)
Others	6,007	(5,175)	(10,247)
	226,923	194,250	91,137

Government financial incentives represent cash subsidies received from the government. Cash subsidies which have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits are recognized as other income when received. Other cash subsidies received from the government, for which the Group has to meet certain obligations, are initially recorded as liabilities and recognized as other income upon fulfilling the obligations.

Bank charges represent fees assessed by third party banks in relation to various short-term borrowings drawn from the banks by the Group (Note 14) and are expensed at the time they are incurred due to the short term nature of the borrowings (generally one year or less) and the insignificance of the charges to the Group’s results of operations.